CONDENSED STATEMENTS OF CHANGES IN MEMBERS' STOCKHOLDERS' EQUITY - USD ($)	Common Stock Class A	Common Stock	Accumulated Deficit	Additional Paid-in Capital	Total
Beginning balance at Dec. 31, 2020	$ 10,751,274		$ (8,223,407)		$ 2,527,867
Beginning balance (shares) at Dec. 31, 2020	8,081,578
Issuance of equity units	$ 5,997,494				5,997,494
Issuance of equity units (shares)	5,347,370
Net loss			(6,182,224)		(6,182,224)
Ending balance at Sep. 30, 2021	$ 16,748,768		(14,405,631)		2,343,137
Ending balance (shares) at Sep. 30, 2021	13,428,948
Beginning balance at Jun. 30, 2021	$ 16,748,768		(12,877,619)		3,871,149
Beginning balance (shares) at Jun. 30, 2021	13,428,948
Net loss			(1,528,012)		(1,528,012)
Ending balance at Sep. 30, 2021	$ 16,748,768		(14,405,631)		2,343,137
Ending balance (shares) at Sep. 30, 2021	13,428,948
Beginning balance at Dec. 31, 2021		$ 138,776	(1,747,860)		21,710,415
Beginning balance (shares) at Dec. 31, 2021		13,877,636		23,319,499
Issuance of common stock and warrants (shares)		1,531,192
Stock-based compensation				$ 2,173,171	2,173,171
Issuance of equity units		$ 15,000			909,770
Issuance of equity units (shares)				894,770
Net loss			(1,100,748)		(1,100,748)
Ending balance at Sep. 30, 2022		$ 153,776	(2,848,608)		23,692,608
Ending balance (shares) at Sep. 30, 2022		15,408,828		26,387,440
Beginning balance at Jun. 30, 2022		$ 153,776	(9,498,101)		16,249,322
Beginning balance (shares) at Jun. 30, 2022		15,408,828		25,593,647
Stock-based compensation				$ 793,793	793,793
Net loss			6,649,493		6,649,493
Ending balance at Sep. 30, 2022		$ 153,776	$ (2,848,608)		$ 23,692,608
Ending balance (shares) at Sep. 30, 2022		15,408,828		26,387,440